Basis of Presentation and Significant Accounting Policies (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Basis Of Presentation And Significant Accounting Policies Details
Common stock issued for services	$ 58,800			$ 263,079
Warrants issued for services	16,032	1,523,103	319,986	96,767
Warrants issued for services, related parties	19,595	287,264	1,529,182	394,540
Total stock based compensation	$ 94,427	$ 1,810,367	$ 1,849,168	$ 754,386